INTANGIBLE ASSETS, NET (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
INTANGIBLE ASSETS, NET
Intangible assets, gross	$ 2,861,441	$ 2,634,825
Less: accumulated amortization	(376,341)	(274,414)
Less: impairment	(1,250,000)	(1,250,000)
Intangible assets, net	1,235,100	1,110,411
Customer Lists
INTANGIBLE ASSETS, NET
Intangible assets, gross	311,441	334,825
Software
INTANGIBLE ASSETS, NET
Intangible assets, gross	$ 2,550,000	$ 2,300,000